Intangible Assets and Goodwill Goodwill By Segment (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2013	Dec. 30, 2012
Goodwill [Roll Forward]
Goodwill Beginning of Period	$ 22,424	$ 16,138
Acquisitions	338	6,101
Currency translation/Other	36	185
Goodwill End of Period	22,798	22,424
Consumer [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	8,519	8,298
Acquisitions	83	10
Currency translation/Other	(71)	211
Goodwill End of Period	8,531	8,519
Pharmaceutical [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	1,792	1,721
Acquisitions	246	46
Currency translation/Other	30	25
Goodwill End of Period	2,068	1,792
Medical Devices and Diagnostics [Member]
Goodwill [Roll Forward]
Goodwill Beginning of Period	12,113	6,119
Acquisitions	9	6,045
Currency translation/Other	77	(51)
Goodwill End of Period	$ 12,199	$ 12,113